Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of other non-current assets

FOR THE YEAR ENDED DECEMBER 31	NOTE	2022	2021
Long-term wireless device financing plan receivables	12	386	387
Long-term receivables		255	221
Derivative assets	29	233	274
Publicly-traded and privately-held investments	29	215	183
Investments(1)	29	184	185
Other		82	56
Total other non-current assets		1,355	1,306
(1)These amounts have been pledged as security related to obligations for certain employee benefits and are not available for general use.